OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

9.   OTHER NON-CURRENT ASSETS

As at December 31,	Note	2024 $	2023 $
Ore stockpiles	6	53,885	39,553
Value added tax receivables		28,374	13,172
Income tax receivable		1,152	1,170
Unamortized transaction costs		1,390	-
Other		5,303	6,431
Total other non-current assets		90,104	60,326

As at December 31, 2024, ore stockpiles include $49.0 million (December 31, 2023 - $39.6 million) at the Lindero mine and $4.9 million (December 31, 2023 - $nil) at the Séguéla mine.

As at December 31, 2024, non-current VAT receivables include $25.9 million (December 31, 2023 - $9.4 million) for Burkina Faso and $2.5 million (December 31, 2023 - $3.8 million) for Mexico.